Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Vs Performance Disclosure
As required under Item 402(v) of
Regulation S-K,
we are including the following information regarding the compensation actually paid to our NEOs as compared to our financial performance and our total stockholder return (“TSR”) and the TSR of the applicable peer group. The table below represents this information for fiscal 2024, 2023, 2022 (our first full year as a public reporting company), and 2021.

					Value of Initial Fixed $100 Investment Based On:

Fiscal Year (a)	Summary Compensation Table Total for PEO (b) (1)	Compensation Actually Paid to PEO (c) (1)	Average Summary Compensation Table Total for non-PEO NEOs (d) (1)	Average Compensation Actually Paid to non-PEO NEOs (e) (1)	Total Stockholder Return (f) (2)	Peer Group Total Stockholder Return (g) (2)	Net Income (or Loss) ($thousands) (h)	Company- Selected Measure- Revenue ($thousands) (i)

2024	$7,701,587	$3,115,097	$3,435,645	$1,689,218	$41.46	$132.59	$8,145	$438,940

2023	$7,286,265	$12,238,081	$3,542,268	$5,574,540	$49.68	$106.89	($47,325)	$380,720

2022	$7,163,556	$5,091,582	$3,203,526	$2,801,525	$39.86	$83.38	($101,284)	$316,350

2021	$7,916,087	$11,416,621	$3,205,225	$4,738,321	$60.38	$105.39	($199,649)	$248,409

(1)
Amounts represent compensation actually paid to our principal executive officer (our “PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under Item 402(v) of
Regulation S-K
(and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2024	Michael Praeger	Joel Wilhite, Daniel Drees, Angelic Gibson, Ryan Stahl

2023	Michael Praeger	Joel Wilhite, Daniel Drees, Angelic Gibson, Ryan Stahl

2022	Michael Praeger	Joel Wilhite, Daniel Drees, Angelic Gibson, Ryan Stahl

2021	Michael Praeger	Joel Wilhite, Daniel Drees
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” columns above do not reflect the actual compensation paid to or earned or received by our PEO or our non-PEO
NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time
fair values of outstanding equity awards and these values will fluctuate based on our stock price and various accounting valuation assumptions. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO
NEOs for each applicable fiscal year and the Options Exercised and Stock Vested table for the value realized by each of them upon the vesting of equity awards during 2024.
Compensation actually paid to our PEO and
non-PEO
NEOs represents the “Total” compensation reported in the Summary Compensation Table for 2024 fiscal year, as adjusted as follows:

Adjustments	PEO	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($6,936,105)	($2,862,186)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,525,114	$2,398,298

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($1,887,350)	($795,544)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($1,288,148)	($486,995)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-

TOTAL ADJUSTMENTS	$3,115,097	$1,689,218
The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns above was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of “in the money” options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free interest rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. The assumptions used in calculating the grant date fair value of the equity awards reported in this column are set forth in Note 14 to our consolidated financial statements included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2024, filed with the SEC on February 28, 2025.

(2)
For the applicable fiscal year, represents our cumulative TSR or the cumulative TSR of the S&P MidCap 400 Information Technology Index (the “Peer Group TSR”), in each case assuming an initial fixed investment of $100 at the close of market on October 13, 2021 (the date our common stock commenced trading on the Nasdaq Global Market), and that all dividends were reinvested. We have not declared or paid a dividend on our common stock since we become a public reporting company.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our principal executive officer (our “PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under Item 402(v) of
Regulation S-K
(and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2024	Michael Praeger	Joel Wilhite, Daniel Drees, Angelic Gibson, Ryan Stahl

2023	Michael Praeger	Joel Wilhite, Daniel Drees, Angelic Gibson, Ryan Stahl

2022	Michael Praeger	Joel Wilhite, Daniel Drees, Angelic Gibson, Ryan Stahl

2021	Michael Praeger	Joel Wilhite, Daniel Drees

Peer Group Issuers, Footnote	For the applicable fiscal year, represents our cumulative TSR or the cumulative TSR of the S&P MidCap 400 Information Technology Index (the “Peer Group TSR”), in each case assuming an initial fixed investment of $100 at the close of market on October 13, 2021 (the date our common stock commenced trading on the Nasdaq Global Market), and that all dividends were reinvested. We have not declared or paid a dividend on our common stock since we become a public reporting company.
PEO Total Compensation Amount	$ 7,701,587	$ 7,286,265	$ 7,163,556	$ 7,916,087
PEO Actually Paid Compensation Amount	$ 3,115,097	12,238,081	5,091,582	11,416,621
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our PEO and
non-PEO
NEOs represents the “Total” compensation reported in the Summary Compensation Table for 2024 fiscal year, as adjusted as follows:

Adjustments	PEO	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($6,936,105)	($2,862,186)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,525,114	$2,398,298

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($1,887,350)	($795,544)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($1,288,148)	($486,995)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-

TOTAL ADJUSTMENTS	$3,115,097	$1,689,218

Non-PEO NEO Average Total Compensation Amount	$ 3,435,645	3,542,268	3,203,526	3,205,225
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,689,218	5,574,540	2,801,525	4,738,321
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our PEO and
non-PEO
NEOs represents the “Total” compensation reported in the Summary Compensation Table for 2024 fiscal year, as adjusted as follows:

Adjustments	PEO	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($6,936,105)	($2,862,186)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,525,114	$2,398,298

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($1,887,350)	($795,544)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($1,288,148)	($486,995)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-	-

TOTAL ADJUSTMENTS	$3,115,097	$1,689,218

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures in Determining Compensation

Performance Measure	Role in Determining Compensation

Total Stockholder Return	Builds alignment between long-term stockholder value and the value of compensation realized by NEOs.

Revenue	Ensures that company is growing in order to deliver both short-term and long-term stockholder returns and rewards our NEOs appropriately for success through short-term incentive plan.

Adjusted EBITDA
A
non-GAAP
measure defined as net income before depreciation and amortization, impairment and write-off
of intangible assets, interest income and expense, income tax expense (benefit), stock-based compensation expense, transaction and acquisition-related costs expensed, change in fair value of derivative instrument, non-recurring
items not indicative of ongoing operations, and charitable contributions of common stock. For a reconciliation of Adjusted EBITDA to net income, please see Appendix A to this Proxy Statement.

Total Shareholder Return Amount	$ 41.46	49.68	39.86	60.38
Peer Group Total Shareholder Return Amount	132.59	106.89	83.38	105.39
Net Income (Loss)	$ 8,145,000	$ (47,325,000)	$ (101,284,000)	$ (199,649,000)
Company Selected Measure Amount	438,940,000	380,720,000	316,350,000	248,409,000
PEO Name	Michael Praeger
Measure:: 1
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,936,105)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,525,114
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,887,350)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,288,148)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,862,186)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,398,298
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(795,544)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,995)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0